Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment
The components of premises and equipment at December 31, 2012 and 2011 are as follows:

	2012	2011
	(In Thousands)
Land	$208	$208
Buildings	883	817
Leasehold improvements	346	39
Furniture, fixtures and equipment	547	330
	1,984	1,394
Accumulated depreciation	(376)	(270)
	$1,608	$1,124

Future Minimum Annual Rental Payments for Non-Cancelable Operating Leases
Future minimum annual rental payments required under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years ending December 31,
2013	$53
2014	53
2015	53
2016	58
2017	58
Thereafter	250
$525